LONG-TERM DEBT SCHEDULE OF LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total senior notes	$ 601,329	$ 299,157
Total credit facilities	75,250	233,000
Total long-term debt	676,579	532,157
3.25% Convertible Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Principal amount	115,000	115,000
Unamortized discount	(13,671)	(17,079)
3.25% Convertible senior notes due 2016, net of discount	101,329	97,921
7.75% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	500,000	0
12% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Principal amount	0	203,000
Unamortized discount	0	(1,764)
Senior Notes	0	201,236
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Corporate Line of Credit Outstanding	$ 49,000	$ 209,000